Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Taxation charge/ credit (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Taxation charge/(credit)	[1]	$ 3,754	$ 3,604	$ 2,195	$ 7,358	$ 7,776
Of which:
Income tax excluding Pillar Two income tax		3,666	3,525	2,195	7,192	7,776
Income tax related to Pillar Two income tax		$ 88	$ 79	$ 0	$ 167	$ 0

[1]	See Note 8 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”. [3]